Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000143747
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class A Shares
Trading Symbol	SOAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2023 through November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 211,293,597	$ 211,293,597
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,035,650
InvestmentCompanyPortfolioTurnover	13.00%
C000167220
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class C Shares
Trading Symbol	SACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2023 through November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 211,293,597	$ 211,293,597
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,035,650
InvestmentCompanyPortfolioTurnover	13.00%
C000218733
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Institutional Shares
Trading Symbol	SAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2023 through November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 211,293,597	$ 211,293,597
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,035,650
InvestmentCompanyPortfolioTurnover	13.00%